CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Registered capital, Par or Stated Value Per Share (in dollars per share)	$ 0.129752	$ 0.129752
Registered capital, Shares Authorized	20,000,000	20,000,000
Registered capital, Shares, Issued	13,062,500	13,062,500
Registered capital, shares outstanding	13,062,500	13,062,500